Consolidated Statements of Comprehensive Earnings - USD ($) $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net earnings	$ 6,802	$ 6,918	$ 6,270	$ 5,643	$ 5,958	$ 6,088	$ 6,201	$ 5,616	$ 6,100	$ 5,351	$ 5,154	$ 4,172	$ 25,633	$ 23,863	$ 20,777
Other comprehensive earnings (losses), net of tax:
Net unrealized gains (losses) on available-for-sale securities arising during period, net of taxes of $1,830, $35, and $2,454, respectively													(2,948)	(58)	3,953
Reclassification adjustment for net gains included in net earnings, net of taxes of $176, $71, and $209, respectively													(284)	(114)	(336)
Other comprehensive earnings (losses)													(3,232)	(172)	3,617
Comprehensive earnings													$ 22,401	$ 23,691	$ 24,394